Segment reporting	9 Months Ended
Sep. 30, 2023
Segment reporting
Segment reporting

5. Segment reporting

The Group’s Executive Committee, identified as the chief operating decision maker (“CODM”), reviews and evaluates the Group’s performance from a business perspective according to how the geographical locations are managed. Regional and operating company management are responsible for managing performance, underlying risks, and effectiveness of operations. Regions are broadly based on a scale and geographic basis because the Group’s risks and rates of return are affected predominantly by the fact that the Group operates in different geographical areas, namely Nigeria as the major market, Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia, as our SSA business, Kuwait and Egypt as our MENA business and Brazil, Colombia and Peru as our Latam business.

The Executive Committee reviews the Company’s internal reporting to assess performance and allocate resources. Management has determined the operating segments based on these reports.

The CODM has identified four operating segments:

◾	Nigeria
◾	SSA, which comprises operations in Cameroon, Côte d’Ivoire, Rwanda, South Africa and Zambia
◾	Latam, which comprises operations in Brazil, Colombia and Peru
◾	MENA, which comprises operations in Kuwait and Egypt. Although full operations in Egypt have not commenced, the business has incurred some startup costs.

All operating segments are engaged in the business of leasing tower space for communication equipment and capacity leasing and services on fixed broadband networks to Mobile Network Operators (MNOs) and other customers (internet service providers, security functions or private corporations) and provide managed services in limited situations, such as maintenance, operations and leasing services, for certain towers owned by third parties within their respective geographic areas. However, they are managed and grouped within the four operating segments, which are primarily distinguished by reference to the scale of operations, to the similarity of their future prospects and long-term financial performance (i.e. margins and geographic basis).

The CODM primarily uses a measure of Segment Adjusted EBITDA (defined as profit/(loss) for the period, before income tax expense/(benefit), finance costs and income, depreciation and amortization, impairment of withholding tax receivables, business combination transaction costs, impairment of property, plant and equipment and related prepaid land rent on the decommissioning of sites, reversal of provision for decommissioning costs, net (profit)/loss on sale of assets, share based payment (credit)/expense, insurance claims, listing costs and certain other items that management believes are not indicative of the core performance of our business). The most directly comparable IFRS measure to Adjusted EBITDA is our profit/(loss) for the period. The CODM also regularly receives information about the Group’s revenue, assets and liabilities. The Group has additional corporate costs which do not meet the quantitative thresholds to be separately reported and which are aggregated in ‘Other’ in the reconciliation of financial information presented below. These include costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

There are no revenue transactions which occur between operating segments. Intercompany finance income, finance costs and loans are not included in the amounts below.

The segment’s assets and liabilities are comprised of all assets and liabilities attributable to the segment, based on the operations of the segment and the physical location of the assets, including goodwill and other intangible assets and are measured in the same way as in the financial statements. Other assets and liabilities that are not attributable to Nigeria, SSA, Latam and MENA segments consist principally of amounts excluded from specific segments including costs incurred for and by Group functions not attributable directly to the operations of the reportable segments, share-based payment and any amounts due on debt held at Group level as the balances are not utilized in assessing each segment’s performance.

Summarized financial information for the nine months ended September 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	1,060,964	379,034	145,876	29,881	—	1,615,755
Segment Adjusted EBITDA	668,330	194,701	104,665	14,205	(110,694)	871,207
Depreciation and amortization (note 6 and 7)						(340,381)
Net gain on disposal of property, plant and equipment (note 7)						952
Insurance claims (note 9)						310
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(108,510)
Impairment of withholding tax receivables (note 7)						(35,112)
Business combination transaction costs (note 7)						(1,647)
Other costs (a)						(8,059)
Share‑based payment expense (note 7)						(9,571)
Finance income (note 10)						18,233
Finance costs (note 11)						(1,804,222)
Other income (note 9)						59
Loss before income tax						(1,416,741)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	8,566
- in the normal course of business	253,146	81,158	172,867	15,039

Segment assets (at September 30, 2023)	1,640,741	1,401,864	2,137,361	185,536
Segment liabilities (at September 30, 2023)	951,848	819,213	728,975	113,263
(a)	Other costs for the nine months ended September 30, 2023 included one-off consulting fees related to corporate structures and operating systems of $4.5 million, one-off consulting services of $1.7 million and one-off professional fees related to financing of $0.2 million.

Summarized financial information for the nine months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	997,132	295,331	116,117	26,552	—	1,435,132
Segment Adjusted EBITDA*	596,756	163,511	83,010	11,616	(96,416)	758,477
Depreciation and amortization (note 6 and 7)						(340,173)
Net loss on disposal of property, plant and equipment (note 7)						(13,650)
Insurance claims (note 9)						1,686
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						(1,768)
Impairment of withholding tax receivables (note 7)						(39,141)
Business combination transaction costs (note 7)						(17,928)
Other costs (a)						(1,274)
Share‑based payment expense (note 7)						(9,752)
Finance income (note 10)						11,035
Finance costs (note 11)						(574,081)
Other income (note 9)						2,521
Loss before income tax						(224,048)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	719,219	386,460	3,650
- in the normal course of business	226,858	83,876	93,822	18,569

Segment assets (at September 30, 2022)*	2,374,490	1,596,906	1,884,223	177,746
Segment liabilities (at September 30, 2022)*	968,530	897,690	498,806	108,558
(a)	Other costs for the nine months ended September 30, 2022 included professional costs related to Sarbanes-Oxley (SOX) implementation costs of $1.0 million along with professional fees and system implementation costs.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Summarized financial information for the three months ended September 30, 2023 is as follows:

2023	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	271,394	133,481	51,883	10,265	—	467,023
Segment Adjusted EBITDA	158,003	66,285	38,163	5,155	(35,653)	231,953
Depreciation and amortization (note 6 and 7)						(104,931)
Net loss on disposal of property, plant and equipment (note 7)						386
Insurance claims (note 9)						32
Net impairment of property, plant and equipment and prepaid land rent (note 6)						(103,429)
Impairment of withholding tax receivables (note 7)						(10,508)
Business combination transaction costs (note 7)						(161)
Other costs (a)						(3,211)
Share‑based payment expense (note 7)						(2,654)
Finance income (note 10)						5,823
Finance costs (note 11)						(261,993)
Other income (note 9)						1
Loss before income tax						(248,692)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	8,566
- in the normal course of business	51,631	28,005	82,060	6,227

Segment assets (at September 30, 2023)	1,640,741	1,401,864	2,137,361	185,536
Segment liabilities (at September 30, 2023)	951,848	819,213	728,975	113,263
(a)	Other costs for the three months ended September 30, 2023 included one-off consulting fees related to corporate structures and operating systems of $1.7 million and one-off consulting services of $0.7 million.

Summarized financial information for the three months ended September 30, 2022 is as follows:

2022	Nigeria	SSA	Latam	MENA	Other	Total
	$’000	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	355,351	114,801	42,104	9,061	—	521,317
Segment Adjusted EBITDA*	210,039	63,521	29,993	3,828	(32,953)	274,428
Depreciation and amortization (note 6 and 7)						(117,474)
Net loss on disposal of property, plant and equipment (note 7)						134
Insurance claims (note 9)						70
Net reversal of impairment of property, plant and equipment and prepaid land rent (note 6)						(3,099)
Impairment of withholding tax receivables (note 7)						(11,422)
Business combination transaction costs (note 7)						(3,685)
Other costs (a)						(966)
Share‑based payment expense (note 7)						(4,127)
Finance income (note 10)						6,412
Finance costs (note 11)						(234,223)
Loss before income tax						(93,952)
Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations*	—	—	—	3,650
- in the normal course of business	98,669	31,705	42,696	6,223

Segment assets (at September 30, 2022)*	2,374,490	1,596,906	1,884,223	177,746
Segment liabilities (at September 30, 2022)*	968,530	897,690	498,806	108,558
(a)	Other costs for the three months ended September 30, 2022 included professional costs related to SOX implementation costs of $0.4 million, professional fees related to financing costs of $0.2 million and system implementation costs of $0.4 million.

*re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the TIM Fiber Acquisition in November 2021, the GTS SP5 Acquisition in March 2022 and the MTN SA Acquisition in May 2022.

Revenue from two tier one customers represents approximately 10% or more of the Group’s total revenue as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
			$’000	$’000

Customer A	63%	63%	60%	63%
Customer B	14%	14%	16%	17%